Property, plant and equipment - Narrative (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net		$ 1,480,439,000	$ 831,377,000	[1]	$ 814,867,000	[1]
Borrowing costs capitalized		12,764	3,660
Net book value of pledged assets		349,400	265,099
IAS 16
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	$ 545,000,000
Farmlands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 785,000,000	780,184,000	$ 110,743,000		$ 122,117,000
Property, plant and equipment, cost		235,000,000
Farmlands | IAS 16
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment		$ (79,000,000)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.